Taxation - Company's net operating tax loss carry forwards (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	¥ 345,639
Loss expiring in 2021
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	15,110
Loss expiring in 2022
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	17,811
Loss Expiring In 2023
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	64,758
Loss Expiring In 2024
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	179,412
Loss Expiring In 2025
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	¥ 68,548